DERIVATIVE INSTRUMENTS (Schedule of Derivative Contracts on Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Operating income (expenses)	$ 895	$ (1,373)
Financial income (expenses)	$ (207)	$ 1,172